RESTRUCTURING AND IMPAIRMENTS (Tables)	0 Months Ended
Dec. 31, 2013
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 20—IMPAIRMENTS, RESTRUCTURING AND OTHERS:

Impairments, restructuring and others consisted of the following:

	Year ended December 31 ,
	2013	2012	2011

	(U.S. $ in millions)
Impairment of long-lived assets (see also notes 6 and 8)	$524	$1,071	$201
Restructuring	201	221	192
Contingent consideration	36	(40)	-
Acquisition costs and other expenses	27	7	37
Total	$788	$1,259	$430